Accounting policies (Details 3)	12 Months Ended
Dec. 31, 2024
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	– 20%- 25% per annum straight line
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	– the shorter of 10% per annum straight line or over the lease term
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	– 25% per annum straight line
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	– 15% – 25% per annum straight line
Right of use asset [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	– Economic life of contractual relationship